Investments In An Associate (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Significant Investments In associates

	December 31, 2022	December 31, 2021
Current assets	1,561	1,141
Non-current assets	296	550
Current liabilities	(1,190)	(1,072)
Non-current liabilities	—	(108)

Net assets of the associate	667	511

Group’s share of net assets - 42.27% (2021: 42.27%)	282	217
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	23	57

Group’s carrying amount of the investment	1,269	1,238

The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Litres.

	2022	2021	2020
Revenue	7,266	6,742	5,077
Profit for the year	724	507	278
Total comprehensive income	724	507	278
The Group’s share of profit before fair value adjustments	306	214	118
Amortization of assets based on their fair values at acquisition	(17)	(17)	(6)

The Group’s share of total comprehensive income	289	197	112

Summary of Movement of the Investment In Associates

	December 31, 2022	December 31, 2021
Carrying amount of the investment at the beginning of the year	1,238	1,111
Share of total comprehensive income	289	197
Dividends received / receivable	(258)	(70)

Carrying amount of the investment at the end of the year	1,269	1,238